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Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 O/sLjQjT2K5QxTvOFizDNi/tvgME5LDAN/dKE1LZh0IqnYLFFZNCHfV43AinNlOm
 /7Tnw5G3vBleN2pfvyWOyg==

<SEC-DOCUMENT>0001298596-08-000016.txt : 20081112
<SEC-HEADER>0001298596-08-000016.hdr.sgml : 20081111
<ACCEPTANCE-DATETIME>20081112101351
ACCESSION NUMBER:		0001298596-08-000016
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20080930
FILED AS OF DATE:		20081112
DATE AS OF CHANGE:		20081112
EFFECTIVENESS DATE:		20081112

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		081178738

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 118
Form 13F Information Table Value Total: $130,031
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100       78 14758.7314SH      SOLE
3M Co                          COM              88579y101      854 12507.0604SH      SOLE
AT&T Corp                      COM              00206r102      405 14512.7440SH      SOLE
Abbott Laboratories            COM              002824100     1614 28036.5350SH      SOLE
Accenture Ltd - Cl A           COM              g1150g111      968 25478.9900SH      SOLE
Air Products and Chemicals Inc COM              009158106     1590 23210.2347SH      SOLE
Altria Group Inc               COM              02209s103      900 45363.1181SH      SOLE
American Capital Ltd           COM              02503y103      504 19765.7210SH      SOLE
American Locker Group Inc      COM              027284108      171 57105.0000SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     1076 28579.0822SH      SOLE
Amgen Inc                      COM              031162100     1317 22217.0000SH      SOLE
Apple Computer                 COM              037833100      232 2040.0000SH       SOLE
Automatic Data Processing Inc  COM              053015103     1244 29088.1058SH      SOLE
BB&T Corp                      COM              054937107      419 11072.0000SH      SOLE
Bank of America Corp           COM              060505104     5218 149093.2624SH     SOLE
Bridge Bancorp Inc             COM              108035106      226 11447.0000SH      SOLE
Caterpillar Inc                COM              149123101      643 10789.6998SH      SOLE
Chevron Corp                   COM              166764100     5627 68226.7349SH      SOLE
Chubb Corp                     COM              171232101     1169 21301.7900SH      SOLE
Cisco Systems Inc              COM              17275r102     1795 79575.0000SH      SOLE
Citigroup Inc                  COM              172967101     1168 56925.1104SH      SOLE
Colgate-Palmolive Co           COM              194162103     1108 14702.9940SH      SOLE
ConocoPhillips                 COM              20825c104     2795 38152.1394SH      SOLE
Constellation Brands Inc       COM              21036p108      543 25293.0000SH      SOLE
Costco Wholesale Corp          COM              22160k105     1055 16248.8680SH      SOLE
Covidien Limited               COM              g2552x108      472 8787.3210SH       SOLE
Danaher Corp                   COM              235851102      343 4935.2860SH       SOLE
Dominion Resources Inc         COM              25746u109     1861 43500.9129SH      SOLE
Duke Energy Corp New           COM              26441c105      542 31094.6795SH      SOLE
EnCana Corp                    COM              292505104     1364 20744.7610SH      SOLE
Exxon Mobil Corp               COM              30231g102     3050 39277.6139SH      SOLE
Flextronics Int'l Ltd          COM              y2573f102      422 59575.0000SH      SOLE
France Telecom Sa - Spns ADR   COM              35177q105     1949 69596.6110SH      SOLE
Fulton Financial Corp          COM              360271100      112 10234.6694SH      SOLE
Genentech Inc                  COM              368710406      878 9900.0000SH       SOLE
General Electric Co            COM              369604103     1513 59324.5305SH      SOLE
Granite Construction Inc       COM              387328107      350 9783.3590SH       SOLE
HCC Insurance Holdings Inc     COM              404132102      703 26040.8920SH      SOLE
Honeywell International Inc    COM              438516106     1113 26793.0108SH      SOLE
IShares MSCi Brazil            COM              464286400      228 4056.1640SH       SOLE
Illinois Tool Works Inc        COM              452308109     1430 32178.9580SH      SOLE
Ingersoll-Rand Co Cl A         COM              g4776g101     1779 57069.3695SH      SOLE
International Business Machine COM              459200101     1374 11746.6410SH      SOLE
JP Morgan Chase & Co           COM              46625h100      205 4393.2723SH       SOLE
Johnson & Johnson Inc          COM              478160104     2556 36886.7175SH      SOLE
Kimberly-Clark Corp            COM              494368103      511 7874.0293SH       SOLE
Kinder Morgan Energy Partners  COM              494550106     1880 36126.5718SH      SOLE
L-3 Communications Holdings In COM              502424104      486 4946.8786SH       SOLE
Lockheed Martin Corp           COM              539830109      245 2230.9920SH       SOLE
Lowe's Cos Inc                 COM              548661107     1436 60598.2629SH      SOLE
M&T Bank Corp                  COM              55261f104      371 4151.9860SH       SOLE
MKS Instruments Inc            COM              55306n104      214 10725.0000SH      SOLE
Manitowoc Company Inc          COM              563571108      387 24857.6744SH      SOLE
Market Vectors-Coal ETF        COM              57060U837      306 10400.0000SH      SOLE
McGraw Hill Inc                COM              580645109      461 14576.2581SH      SOLE
Medra Corporation              COM              58505w107       13 10000.0000SH      SOLE
Medtronic Inc                  COM              585055106     2691 53707.6645SH      SOLE
Microsoft Corp                 COM              594918104      716 26844.7308SH      SOLE
Mohawk Industries Inc          COM              608190104      339 5025.0000SH       SOLE
Moog Inc                       COM              615394202     1271 29640.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107      798 69869.5227SH      SOLE
Nestle SA                      COM              641069406     1325 30819.0000SH      SOLE
New York Community Bancorp Inc COM              649445103      188 11172.6027SH      SOLE
Opko Health Inc                COM              68375n103       29 16652.0000SH      SOLE
Orrstown Financial Services In COM              687380105      521 17066.0000SH      SOLE
PNC Financial Services Group   COM              693475105     1651 22095.5749SH      SOLE
PPL Corp                       COM              69351t106      862 23288.7482SH      SOLE
Parker Hannifin                COM              701094104      830 15655.1532SH      SOLE
Penn West Energy Trust         COM              707885109      305 12640.3520SH      SOLE
Pennsylvania Commerce Bancorp  COM              708677109    11855 397679.1895SH     SOLE
Pepsico Inc                    COM              713448108     5042 70744.5936SH      SOLE
Pfizer Inc                     COM              717081103      288 15604.6542SH      SOLE
Philip Morris International In COM              718172109     2122 44112.6599SH      SOLE
PowerShares QQQ NASDAQ 100     COM              631100104      258 6639.6207SH       SOLE
Powershares Water Resources Po COM              73935x575     1049 57017.3674SH      SOLE
Praxair Inc                    COM              74005p104     1758 24504.2472SH      SOLE
Procter & Gamble Co            COM              742718109     2232 32024.4001SH      SOLE
Quest Diagnostics Inc          COM              74834l100      896 17343.7029SH      SOLE
Radian Group Inc               COM              750236101       58 11553.0000SH      SOLE
Red Hat Inc                    COM              756577102      500 33210.0000SH      SOLE
Rite Aid Corp                  COM              767754104       41 48466.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1691 35224.4540SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      743 19474.1350SH      SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      957 20071.3490SH      SOLE
Santa Fe Gold Corporation      COM              80201e108        8 10000.0000SH      SOLE
Sirius XM Radio Inc            COM              82967n108       39 69138.0000SH      SOLE
Sony Corp - Sp ADR             COM              835699307      546 17696.0620SH      SOLE
Stora Enso Oyj - Spons ADR     COM              86210m106      111 11587.0000SH      SOLE
Stryker Corp                   COM              863667101     1515 24314.0533SH      SOLE
Sysco Corp                     COM              871829107      615 19947.7813SH      SOLE
T Rowe Price Group Inc         COM              74144t108     2815 52415.5639SH      SOLE
Teva Pharmaceutical Industries COM              881624209     1442 31488.3960SH      SOLE
Texas Instruments Inc          COM              882508104      249 11596.8563SH      SOLE
The Travelers Companies Inc    COM              89417e109      367 8108.6331SH       SOLE
The Walt Disney Co             COM              254687106     1204 39219.2730SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102     1172 21310.0000SH      SOLE
Total SA                       COM              89151e109      493 8126.4400SH       SOLE
Triumph Group Inc              COM              896818101      414 9047.0397SH       SOLE
UBS AG                         COM              H89231338      303 17280.3270SH      SOLE
UGI Corporation                COM              902681105     1719 66668.8596SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1296 47623.4610SH      SOLE
United Technologies Corp       COM              913017109     2679 44607.8792SH      SOLE
V F Corp                       COM              918204108      268 3462.9620SH       SOLE
Verizon Communications         COM              92343v104      966 30097.2378SH      SOLE
Wabtec Corporation             COM              929740108      220 4285.9040SH       SOLE
Wachovia Corp                  COM              929903102      110 31455.3868SH      SOLE
Walgreen Co                    COM              931422109      606 19584.9185SH      SOLE
Waste Management Inc           COM              94106l109      267 8490.1730SH       SOLE
WellPoint Inc                  COM              94973v107      652 13942.0000SH      SOLE
Wells Fargo & Co               COM              949746101     1591 42403.3052SH      SOLE
Welwind Energy International C COM              95046r106        4 60000.0000SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1482 22955.0010SH      SOLE
Zions Bancorporation           COM              989701107      229 5925.0000SH       SOLE
iShares DJ Select Dividend Ind COM              464287168      553 10394.9014SH      SOLE
iShares Lehman US Trsy Inflati COM              464287176      209 2067.3460SH       SOLE
iShares MSCI Canada Index Fund COM              464286509     2857 108460.7903SH     SOLE
iShares MSCI South Korea Index COM              464286772      531 13376.1780SH      SOLE
iShares S&P Global Telecomm Se COM              464287275      213 3895.2122SH       SOLE

</SEC-DOCUMENT>
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